UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund:	BlackRock Funds II
BlackRock 20/80 Target Allocation Fund
BlackRock 40/60 Target Allocation Fund
BlackRock 60/40 Target Allocation Fund
BlackRock 80/20 Target Allocation Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2022

Date of reporting period: 03/31/2022

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

MARCH 31, 2022

2022 Semi-Annual Report (Unaudited)

BlackRock Funds II

•	BlackRock 20/80 Target Allocation Fund

•	BlackRock 40/60 Target Allocation Fund

•	BlackRock 60/40 Target Allocation Fund

•	BlackRock 80/20 Target Allocation Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of March 31, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions. However, rapid changes in consumer spending led to supply constraints and elevated inflation. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.

Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks posted a strong advance. International equities from developed markets gained slightly, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. The corporate bond market also faced inflationary headwinds, although the improving economy assuaged credit concerns and high-yield corporate bonds consequently declined less than investment-grade corporate bonds.

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates in March 2022, the first increase of this business cycle. Furthermore, the Fed wound down its bond-buying programs and raised the prospect of reversing the flow and reducing its balance sheet. Continued high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will continue to raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metal markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption are likely to drive already-high commodity prices even higher. Sharp increases in energy prices will exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks amid the ebb and flow of the pandemic, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will err on the side of protecting employment, even at the expense of higher inflation.

In this environment, we favor an overweight to equities, as valuations have become more attractive and inflation-adjusted interest rates remain low. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. We favor U.S. equities due to strong earnings momentum, while Japanese equities should benefit from supportive monetary and fiscal policy. We are underweight credit overall, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities for additional yield. We believe that international diversification and a focus on sustainability and quality can help provide portfolio resilience.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of March 31, 2022
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	5.92%	15.65%
U.S. small cap equities (Russell 2000® Index)	(5.55)	(5.79)
International equities (MSCI Europe, Australasia, Far East Index)	(3.38)	1.16
Emerging market equities (MSCI Emerging Markets Index)	(8.20)	(11.37)
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.05	0.07
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(6.04)	(3.31)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(5.92)	(4.15)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(5.55)	(4.47)
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(4.16)	(0.66)
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of March 31, 2022	BlackRock Target Allocation Funds

Portfolio Management Commentary

How did the Funds perform?

BlackRock 20/80 Target Allocation Fund

For the six-month period ended March 31, 2022, all of the Fund’s share classes outperformed the reference benchmark MSCI All Country World Index (the “MSCI ACWI Index”) (14%)/MSCI USA Index (6%)/Bloomberg U.S. Universal Index (80%)). For the same period, all of the Fund’s share classes outperformed the Bloomberg U.S. Universal Index.

BlackRock 40/60 Target Allocation Fund

For the six-month period ended March 31, 2022, all of the Fund’s share classes outperformed the reference benchmark (MSCI ACWI Index (28%)/MSCI USA Index (12%)/Bloomberg U.S. Universal Index (60%). For the same period, all of the Fund’s share classes underperformed the MSCI ACWI Index.

BlackRock 60/40 Target Allocation Fund

For the six-month period ended March 31, 2022, all of the Fund’s share classes outperformed the reference benchmark (MSCI ACWI Index (42%)/MSCI USA Index (18%)/Bloomberg U.S. Universal Index (40%)). For the same period, all of the Fund’s share classes underperformed the MSCI ACWI Index.

BlackRock 80/20 Target Allocation Fund

For the six-month period ended March 31, 2022, all of the Fund’s share classes outperformed the reference benchmark (MSCI ACWI Index (56%)/MSCI USA Index (24%)/Bloomberg U.S. Universal Index (20%)), except for Investor C Shares, which performed in line with, the reference benchmark. For the same period, all of the Fund’s share classes underperformed the MSCI ACWI Index.

What factors influenced performance?

Holdings in commodities, energy stocks and value stocks were the leading contributors. Positions in developed-market growth equities, technology stocks and emerging-market equities were the largest detractors.

Describe recent portfolio activity.

The Funds were positioned for reflation through an overweight in equities, but the investment advisor modestly recalibrated this positioning by reducing risk and moving the portfolios’ sector weightings more closely in line with the indexes. In the first quarter of 2022, the investment adviser moved to a strong bias for U.S. equities over international developed and emerging market stocks. The investment adviser also shifted to a preference for commodities and reduced the Funds’ positions in bonds and U.S. energy stocks. The Funds moved closer to a neutral duration positioning following a significant rise in bond yields. (Duration is a measure of interest-rate sensitivity.)

Describe the Funds’ positioning at period end.

The Funds remained overweight in stocks, but the investment adviser reduced the extent of the overweight mid-way through the first quarter of 2022 due to the uncertainty caused by the conflict in Ukraine. The Funds were underweight in international developed market equities. They remained overweight in energy stocks and had a position in longer-duration U.S. Treasuries for added portfolio resilience.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2022 (continued)	BlackRock 20/80 Target Allocation Fund

Investment Objective

BlackRock 20/80 Target Allocation Fund’s (the “Fund”) investment objective is to seek a balance between long term capital appreciation and high current income, with an emphasis on income.

Performance

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	(3.53)%	(0.83)%	N/A	4.94%	N/A	5.53%	N/A
Investor A	(3.72)	(1.13)	(6.32)%	4.60	3.48%	5.15	4.59%
Investor C	(4.06)	(1.93)	(2.87)	3.80	3.80	4.54	4.54
Class K	(3.52)	(0.81)	N/A	4.97	N/A	5.54	N/A
Class R	(3.87)	(1.44)	N/A	4.27	N/A	4.87	N/A
MSCI ACWI Index (14%)/MSCI USA Index (6%)/
Bloomberg U.S. Universal Index (80%)(c)	(4.54)	(1.62)	N/A	4.59	N/A	4.41	N/A
Bloomberg U.S. Universal Index(d)	(6.14)	(4.23)	N/A	2.31	N/A	2.57	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities (and certain other instruments) in an amount equal to 20% of its assets and exposure to fixed-income securities in an amount equal to 80% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Conservative Prepared Portfolio.”

(c)	A customized weighted index comprised of the returns of the MSCI ACWI Index (14%), MSCI USA Index (6%) and Bloomberg U.S. Universal Index (80%).
(d)

Bloomberg U.S. Universal Index, an index that measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment-grade or high yield. The index includes U.S. Treasury bonds, investment-grade and high yield U.S. corporate bonds, mortgage-backed securities, and Eurodollar bonds.

N/A - Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical 5% Return
	Beginning Account Value (10/01/21)	Ending Account Value (03/31/22)	Expenses Paid During the Period(a)	Beginning Account Value (10/01/21)	Ending Account Value (03/31/22)	Expenses Paid During the Period(a)	Annualized Expense Ratio
Institutional	$1,000.00	$964.70	$0.52	$1,000.00	$1,024.41	$0.56	0.11%
Investor A	1,000.00	962.80	2.17	1,000.00	1,022.72	2.22	0.44
Investor C	1,000.00	959.40	5.74	1,000.00	1,019.07	5.94	1.18
Class K	1,000.00	964.80	0.42	1,000.00	1,024.50	0.45	0.09
Class R	1,000.00	961.30	3.63	1,000.00	1,021.23	3.73	0.74

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund invest in master portfolios that are managed by subsidiaries of BlackRock, Inc. (the “Master Portfolios”), the expense example reflects the expenses of both the Fund and the Master Portfolios in which they invest. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratios.

See “Disclosure of Expenses” for further information on how expenses were calculated.

F U N D S U M M A R Y	5

Fund Summary as of March 31, 2022 (continued)	BlackRock 20/80 Target Allocation Fund

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments
Fixed-Income Funds	76%
Equity Funds	24

TEN LARGEST HOLDINGS

Security	Percent of Total Investments
iShares Core Total USD Bond Market ETF	27%
Master Total Return Portfolio	25
iShares Fallen Angels USD Bond ETF	10
iShares Core S&P Total U.S. Stock Market ETF	9
iShares ESG Aware MSCI USA ETF	7
iShares TIPS Bond ETF	6
iShares U.S. Treasury Bond ETF	5
iShares MSCI EAFE Value ETF	2
iShares GSCI Commodity Dynamic Roll Strategy ETF	2
iShares MSCI EAFE Growth ETF	2

The Fund’s allocation and holdings listed above are current as of the report date. However, the Fund is regularly monitored and its composition may vary throughout various periods.

6	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2022	BlackRock 40/60 Target Allocation Fund

Investment Objective

BlackRock 40/60 Target Allocation Fund’s (the “Fund”) investment objective is to seek a balance between long term capital appreciation and high current income, with an emphasis on income.

Performance

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	(1.54)%	1.91%	N/A	7.47%	N/A	7.46%	N/A
Investor A	(1.70)	1.56	(3.78)%	7.11	5.96%	7.09	6.52%
Investor C	(2.05)	0.79	(0.17)	6.31	6.31	6.44	6.44
Class K	(1.52)	1.93	N/A	7.50	N/A	7.48	N/A
Class R	(1.78)	1.32	N/A	6.93	N/A	6.92	N/A
MSCI ACWI Index (28%)/MSCI USA Index (12%)/ Bloomberg U.S. Universal Index (60%)(c)	(2.93)	1.03	N/A	6.79	N/A	6.19	N/A
MSCI ACWI Index(d)	0.96	7.28	N/A	11.64	N/A	10.00	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities (and certain other instruments) in an amount equal to 40% of its assets and exposure to fixed-income securities in an amount equal to 60% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Moderate Prepared Portfolio.”

(c)	A customized weighted index comprised of the returns of the MSCI ACWI Index (28%), MSCI USA Index (12%) and Bloomberg U.S. Universal Index (60%).
(d)	An index that captures large- and mid-cap representation across certain developed and emerging markets.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical 5% Return
	Beginning Account Value (10/01/21)	Ending Account Value (03/31/22)	Expenses Paid During the Period(a)	Beginning Account Value (10/01/21)	Ending Account Value (03/31/22)	Expenses Paid During the Period(a)	Annualized Expense Ratio
Institutional	$1,000.00	$984.60	$0.52	$1,000.00	$1,024.40	$0.56	0.11%
Investor A	1,000.00	983.00	2.19	1,000.00	1,022.72	2.22	0.44
Investor C	1,000.00	979.50	5.82	1,000.00	1,019.06	5.94	1.18
Class K	1,000.00	984.80	0.42	1,000.00	1,024.50	0.45	0.09
Class R	1,000.00	982.20	2.99	1,000.00	1,021.91	3.07	0.61

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund invest in master portfolios that are managed by subsidiaries of BlackRock, Inc. (the “Master Portfolios”), the expense example reflects the expenses of both the Fund and the Master Portfolios in which they invest. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratios.

See “Disclosure of Expenses” for further information on how expenses were calculated.

F U N D S U M M A R Y	7

Fund Summary as of March 31, 2022 (continued)	BlackRock 40/60 Target Allocation Fund

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments
Fixed-Income Funds	53%
Equity Funds	47
Short-Term Securities	—	(a)

TEN LARGEST HOLDINGS

Security	Percent of Total Investments
Master Total Return Portfolio	24%
iShares Core Total USD Bond Market ETF	18
iShares Core S&P Total U.S. Stock Market ETF	17
iShares ESG Aware MSCI USA ETF	12
iShares Fallen Angels USD Bond ETF	5
iShares MSCI EAFE Value ETF	5
iShares TIPS Bond ETF	5
iShares GSCI Commodity Dynamic Roll Strategy ETF	3
iShares MSCI EAFE Growth ETF	3
iShares Core S&P Small-Cap ETF	2

(a)	Amount is less than 1%.

The Fund’s allocation and holdings listed above are current as of the report date. However, the Fund is regularly monitored and its composition may vary throughout various periods.

8	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2022	BlackRock 60/40 Target Allocation Fund

Investment Objective

BlackRock 60/40 Target Allocation Fund’s (the “Fund”) investment objective is to seek long term capital appreciation. Current income is also a consideration.

Performance

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	(0.55)%	3.36%	N/A	9.33%	N/A	8.89%	N/A
Investor A	(0.69)	3.10	(2.31)%	8.97	7.80%	8.50	7.92%
Investor C	(1.11)	2.29	1.33	8.13	8.13	7.87	7.87
Class K	(0.53)	3.45	N/A	9.35	N/A	8.90	N/A
Class R	(0.81)	2.85	N/A	8.75	N/A	8.30	N/A
MSCI ACWI Index (42%)/MSCI USA Index (18%)/ Bloomberg U.S. Universal Index (40%)(c)	(1.32)	3.70	N/A	8.90	N/A	7.92	N/A
MSCI ACWI Index(d)	0.96	7.28	N/A	11.64	N/A	10.00	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities (and certain other instruments) in an amount equal to 60% of its assets and exposure to fixed-income securities in an amount equal to 40% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Growth Prepared Portfolio.”

(c)	A customized weighted index comprised of the returns of the MSCI ACWI Index (42%), MSCI USA Index (18%) and Bloomberg U.S. Universal Index (40%).
(d)	An index that captures large- and mid-cap representation across certain developed and emerging markets.

 N/A - Not applicable as share class and index do not have a sales charge.

 Past performance is not an indication of future results.

 Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical 5% Return
	Beginning Account Value (10/01/21)	Ending Account Value (03/31/22)	Expenses Paid During the Period(a)	Beginning Account Value (10/01/21)	Ending Account Value (03/31/22)	Expenses Paid During the Period(a)	Annualized Expense Ratio
Institutional	$1,000.00	$994.50	$0.50	$1,000.00	$1,024.43	$0.50	0.10%
Investor A	1,000.00	993.10	2.16	1,000.00	1,022.77	2.17	0.43
Investor C	1,000.00	988.90	5.84	1,000.00	1,019.06	5.94	1.18
Class K	1,000.00	994.70	0.40	1,000.00	1,024.53	0.40	0.08
Class R	1,000.00	991.90	3.13	1,000.00	1,021.79	3.18	0.63

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund invest in master portfolios that are managed by subsidiaries of BlackRock, Inc. (the “Master Portfolios”), the expense example reflects the expenses of both the Fund and the Master Portfolios in which they invest. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratios.

 See “Disclosure of Expenses” for further information on how expenses were calculated.

F U N D S U M M A R Y	9

Fund Summary as of March 31, 2022 (continued)	BlackRock 60/40 Target Allocation Fund

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments
Equity Funds	67%
Fixed-Income Funds	33
Short-Term Securities	—	(a)

TEN LARGEST HOLDINGS

Security	Percent of Total Investments
iShares Core S&P Total U.S. Stock Market ETF	24%
iShares ESG Aware MSCI USA ETF	16
Master Total Return Portfolio	16
iShares Core Total USD Bond Market ETF	9
iShares MSCI EAFE Value ETF	7
iShares MSCI EAFE Growth ETF	4
iShares GSCI Commodity Dynamic Roll Strategy ETF	3
BlackRock Emerging Markets Fund, Inc., Class K	3
iShares Fallen Angels USD Bond ETF	3
iShares Core S&P Small-Cap ETF	3

(a)	Amount is less than 1%.

The Fund’s allocation and holdings listed above are current as of the report date. However, the Fund is regularly monitored and its composition may vary throughout various periods.

10	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2022	BlackRock 80/20 Target Allocation Fund

Investment Objective

BlackRock 80/20 Target Allocation Fund’s (the “Fund”) investment objective is to seek long term capital appreciation. Current income is not a consideration.

Performance

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	0.90%	5.59%	N/A	11.16%	N/A	10.27%	N/A
Investor A	0.67	5.20	(0.32)%	10.79	9.60%	9.89	9.30%
Investor C	0.34	4.43	3.44	9.95	9.95	9.23	9.23
Class K	0.85	5.61	N/A	11.18	N/A	10.28	N/A
Class R	0.61	5.04	N/A	10.60	N/A	9.72	N/A
MSCI ACWI Index (56%)/MSCI USA Index (24%)/ Bloomberg U.S. Universal Index (20%)(c)	0.29	6.42	N/A	10.90	N/A	9.59	N/A
MSCI ACWI Index(d)	0.96	7.28	N/A	11.64	N/A	10.00	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

The Fund, which is a fund of funds, normally intends to obtain exposure to equity securities (and certain other instruments) in an amount equal to 80% of its assets and exposure to fixed-income securities in an amount equal to 20% of its assets. The Fund’s total returns prior to June 3, 2015 are the returns of the Fund when it followed a different investment objective and different investment strategies under the name “BlackRock Aggressive Growth Prepared Portfolio.”

(c)	A customized weighted index comprised of the returns of the MSCI ACWI Index (56%), MSCI USA Index (24%) and Bloomberg U.S. Universal Index (20%).
(d)	An index that captures large- and mid-cap representation across certain developed and emerging markets.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical 5% Return
	Beginning Account Value (10/01/21)	Ending Account Value (03/31/22)	Expenses Paid During the Period(a)	Beginning Account Value (10/01/21)	Ending Account Value (03/31/22)	Expenses Paid During the Period(a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,009.00	$0.48	$1,000.00	$1,024.45	$0.50	0.10%
Investor A	1,000.00	1,006.70	2.18	1,000.00	1,022.76	2.22	0.44
Investor C	1,000.00	1,003.40	5.92	1,000.00	1,019.02	5.99	1.19
Class K	1,000.00	1,008.50	0.38	1,000.00	1,024.55	0.40	0.08
Class R	1,000.00	1,006.10	2.98	1,000.00	1,021.96	3.02	0.60

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund invest in master portfolios that are managed by subsidiaries of BlackRock, Inc. (the “Master Portfolios”), the expense example reflects the expenses of both the Fund and the Master Portfolios in which they invest. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratios.

See “Disclosure of Expenses” for further information on how expenses were calculated.

F U N D S U M M A R Y	11

Fund Summary as of March 31, 2022 (continued)	BlackRock 80/20 Target Allocation Fund

Portfolio Information

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments
Equity Funds	86%
Fixed-Income Funds	14
Short-Term Securities	—	(a)

TEN LARGEST HOLDINGS

Security	Percent of Total Investments
iShares Core S&P Total U.S. Stock Market ETF	32%
iShares ESG Aware MSCI USA ETF	21
iShares MSCI EAFE Value ETF	9
Master Total Return Portfolio	8
iShares MSCI EAFE Growth ETF	5
BlackRock Emerging Markets Fund, Inc., Class K	4
iShares Core S&P Small-Cap ETF	3
iShares U.S. Energy ETF	3
iShares GSCI Commodity Dynamic Roll Strategy ETF	3
BlackRock Technology Opportunities Fund, Class K	2

(a)	Amount is less than 1%.

The Fund’s allocation and holdings listed above are current as of the report date. However, the Fund is regularly monitored and its composition may vary throughout various periods.

12	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of each Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	13

Schedule of Investments (unaudited) March 31, 2022	BlackRock 20/80 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 24.4%
BlackRock Emerging Markets Fund, Inc., Class K	215,378	$5,601,984
iShares Core S&P Small-Cap ETF	63,543	6,855,019
iShares Core S&P Total U.S. Stock Market ETF	536,669	54,171,369
iShares ESG Aware MSCI USA ETF	404,373	40,983,203
iShares GSCI Commodity Dynamic Roll Strategy ETF	322,116	12,900,746
iShares MSCI EAFE Growth ETF	108,671	10,461,757
iShares MSCI EAFE Value ETF	318,087	15,987,053

		146,961,131

Fixed-Income Funds — 76.1%
BlackRock Strategic Income Opportunities Portfolio, Class K	651,488	6,397,614

Security	Shares/ Investment Value	Value

Fixed-Income Funds (continued)
iShares Convertible Bond ETF	114,583	$9,547,056
iShares Core Total USD Bond Market ETF	3,337,450	165,637,643
iShares Fallen Angels USD Bond ETF	2,144,514	59,531,709
iShares TIPS Bond ETF	290,370	36,171,391
iShares U.S. Treasury Bond ETF	1,326,306	33,038,282
Master Total Return Portfolio	$148,262,774	148,262,774

		458,586,469

Total Investments — 100.5% (Cost: $607,666,110)		605,547,600

Liabilities in Excess of Other Assets — (0.5)%		(3,020,800)

Net Assets — 100.0%		$602,526,800

(a)	Affiliate of the Fund.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares/ Investment Value Held at 03/31/22	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Emerging Markets Fund, Inc., Class K	$6,139,898	$699,817	$(208,081)		$(18,801)	$(1,010,849)	$5,601,984	215,378	$28,388	$54,768
BlackRock Liquidity Funds, T-Fund, Institutional Class(a)	1,287,768	—	(1,287,768	)(b)	—	—	—	—	174	—
BlackRock Strategic Income Opportunities Portfolio, Class K	77,303,592	5,895,918	(75,013,100)		2,341,104	(4,129,900)	6,397,614	651,488	421,823	497,264
BlackRock Technology Opportunities Fund, Class K(a)	5,708,666	760,229	(5,118,490)		(1,608,734)	258,329	—	—	—	202,796
iShares Convertible Bond ETF	—	9,441,284	(223,236)		4,487	324,521	9,547,056	114,583	13,899	—
iShares Core S&P Small- Cap ETF	6,534,585	629,373	(207,828)		(12,478)	(88,633)	6,855,019	63,543	57,024	—

14	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock 20/80 Target Allocation Fund

Affiliated Issuer	Value at 09/30/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares/ Investment Value Held at 03/31/22	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares Core S&P Total U.S. Stock Market ETF	$29,771,854	$24,772,299	$(1,593,038)	$(93,882)	$1,314,136	$54,171,369	536,669	$318,091	$—
iShares Core Total USD Bond Market ETF	79,580,170	100,598,416	(4,964,914)	(317,397)	(9,258,632)	165,637,643	3,337,450	943,708	—
iShares ESG Aware MSCI USA ETF	37,532,558	3,828,722	(1,352,151)	(81,099)	1,055,173	40,983,203	404,373	254,669	—
iShares Fallen Angels USD Bond ETF	57,622,380	21,491,739	(14,027,949)	(670,988)	(4,883,473)	59,531,709	2,144,514	1,161,637	—
iShares Global Financials ETF(a)	5,545,081	27,201	(5,899,775)	229,259	98,234	—	—	—	—
iShares GSCI Commodity Dynamic Roll Strategy ETF	22,147,149	1,228,220	(12,491,978)	1,526,785	490,570	12,900,746	322,116	1,846,056	—
iShares MSCI EAFE Growth ETF	13,879,323	1,459,358	(3,257,711)	(588,594)	(1,030,619)	10,461,757	108,671	111,793	—
iShares MSCI EAFE Value ETF	15,270,560	1,498,565	(604,265)	(13,095)	(164,712)	15,987,053	318,087	373,376	—
iShares MSCI USA Value Factor ETF(a)	9,240,635	574,683	(10,172,982)	3,258,321	(2,900,657)	—	—	51,257	—
iShares TIPS Bond ETF	37,713,497	34,307,224	(34,230,053)	(955,409)	(663,868)	36,171,391	290,370	915,351	—
iShares U.S. Treasury Bond ETF	41,766,179	3,390,170	(9,855,817)	(531,960)	(1,730,290)	33,038,282	1,326,306	182,508	—

S C H E D U L E S O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock 20/80 Target Allocation Fund

Affiliated Issuer	Value at 09/30/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares/ Investment Value Held at 03/31/22	Income (Expense)		Capital Gain Distributions from Underlying Funds
Master Total Return Portfolio	$149,124,812	$10,889,025	(b)(c)	$—	$(2,402,209)	$(9,348,854)	$148,262,774	$148,262,774	$1,588,941		$ —
SL Liquidity Series, LLC, Money Market Series(a)	—	—		—	—	—	—	—	3,855	(d)	—

					$65,310	$(31,669,524)	$605,547,600		$8,272,550		$ 754,828

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 457,284,826	$—	$—	$ 457,284,826

Investments valued at NAV(a)				148,262,774

				$ 605,547,600

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

16	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) March 31, 2022	BlackRock 40/60 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 47.0%
BlackRock Emerging Markets Fund, Inc., Class K .	514,513	$13,382,479
BlackRock Technology Opportunities Fund, Class K(b)	150,253	8,299,955
iShares Core S&P Small-Cap ETF	139,380	15,036,314
iShares Core S&P Total U.S. Stock Market ETF	1,196,560	120,780,767
iShares ESG Aware MSCI USA ETF	844,510	85,591,089
iShares GSCI Commodity Dynamic Roll Strategy ETF	620,036	24,832,442
iShares MSCI EAFE Growth ETF	203,200	19,562,064
iShares MSCI EAFE Value ETF	687,216	34,539,476
iShares MSCI USA Value Factor ETF	76,003	7,947,634
iShares U.S. Energy ETF	270,684	11,076,389

		341,048,609

Fixed-Income Funds — 52.9%
iShares Convertible Bond ETF	90,091	7,506,382
iShares Core Total USD Bond Market ETF	2,610,400	129,554,152
iShares Fallen Angels USD Bond ETF	1,405,401	39,013,932
iShares TIPS Bond ETF	266,628	33,213,850
Master Total Return Portfolio	$175,070,922	175,070,922

		384,359,238

Total Long-Term Investments — 99.9% (Cost: $676,451,684)		725,407,847

Security	Shares	Value

Short-Term Securities(a)(c)

Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%	1,325,542	$1,325,542

Total Short-Term Securities — 0.2% (Cost: $ 1,325,542)		1,325,542

Total Investments — 100.1% (Cost: $ 677,777,226)		726,733,389

Liabilities in Excess of Other Assets — (0.1)%		(495,474)

Net Assets — 100.0%		$726,237,915

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares/ Investment Value Held at 03/31/22	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Emerging Markets Fund, Inc., Class K	$14,084,978	$2,375,798	$(801,226)		$(31,811)	$(2,245,260)	$13,382,479	514,513	$65,074	$ 125,545
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,810,828	—	(485,286	)(a)	—	—	1,325,542	1,325,542	172	—
BlackRock Strategic Income Opportunities Portfolio(b)	52,740,421	2,711,746	(54,709,101)		2,765,549	(3,508,615)	—	—	190,086	206,853
BlackRock Technology Opportunities Fund, Class K	13,550,402	1,517,900	(4,888,916)		(469,333)	(1,410,098)	8,299,955	150,253	—	380,742

S C H E D U L E S O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock 40/60 Target Allocation Fund

Affiliated Issuer	Value at 09/30/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares/ Investment Value Held at 03/31/22	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares Convertible Bond ETF	$—	$7,371,995	$(124,179)	$4,129	$254,437	$7,506,382	90,091	$10,882	$ —
iShares Core S&P Small- Cap ETF	15,127,947	1,550,912	(1,446,610)	10,060	(205,995)	15,036,314	139,380	125,500	—
iShares Core S&P Total U.S. Stock Market ETF	70,756,667	51,610,558	(5,010,402)	(117,486)	3,541,430	120,780,767	1,196,560	691,553	—
iShares Core Total USD Bond Market ETF	63,040,526	78,739,176	(4,789,103)	(208,870)	(7,227,577)	129,554,152	2,610,400	738,000	—
iShares ESG Aware MSCI USA ETF	79,264,041	8,827,834	(4,607,109)	(74,076)	2,180,399	85,591,089	844,510	530,210	—
iShares Fallen Angels USD Bond ETF	42,219,308	25,166,258	(24,139,241)	(1,034,267)	(3,198,126)	39,013,932	1,405,401	885,350	—
iShares Global Financials ETF(b)	13,462,334	1,116,237	(14,972,113)	162,616	230,926	—	—	153,132	—
iShares GSCI Commodity Dynamic Roll Strategy ETF	26,679,690	6,726,006	(11,155,957)	1,212,922	1,369,781	24,832,442	620,036	2,741,369	—
iShares MSCI EAFE Growth ETF	33,976,387	3,830,704	(14,137,419)	(2,012,570)	(2,095,038)	19,562,064	203,200	270,272	—
iShares MSCI EAFE Value ETF	39,579,962	4,397,969	(8,721,801)	(610,529)	(106,125)	34,539,476	687,216	940,087	—

18	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock 40/60 Target Allocation Fund

Affiliated Issuer	Value at 09/30/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares/ Investment Value Held at 03/31/22	Income (Expense)		Capital Gain Distributions from Underlying Funds

iShares MSCI USA Value Factor ETF	$18,188,535	$1,671,689		$(12,611,749)		$3,470,395	$(2,771,236)	$7,947,634	76,003	$166,098		$—
iShares TIPS Bond ETF	35,142,076	28,098,165		(28,624,486)		(823,287)	(578,618)	33,213,850	266,628	805,261		—
iShares U.S. Energy ETF	10,304,472	1,245,888		(4,986,767)		1,275,559	3,237,237	11,076,389	270,684	193,777		—
Master Total Return Portfolio	176,681,244	12,260,672	(a)(c)	—		(2,819,827)	(11,051,167)	175,070,922	$175,070,922	1,886,049		—
SL Liquidity Series, LLC, Money Market Series(b)	3,617,141	—		(3,622,990	)(a)	5,849	—	—	—	18,773	(d)	—

						$705,023	$(23,583,645)	$726,733,389		$10,411,645		$713,140

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$550,336,925	$—	$—	$550,336,925
Short-Term Securities
Money Market Funds	1,325,542	—	—	1,325,542

	$551,662,467	$—	$—	551,662,467

Investments valued at NAV(a)				175,070,922

				$ 726,733,389

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) March 31, 2022	BlackRock 60/40 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 66.8%
BlackRock Emerging Markets Fund, Inc., Class K	1,583,701	$41,192,074
BlackRock Technology Opportunities Fund, Class K(b)	397,793	21,974,102
iShares Core S&P Small-Cap ETF	323,315	34,879,222
iShares Core S&P Total U.S. Stock Market ETF	3,267,732	329,844,868
iShares ESG Aware MSCI USA ETF	2,215,794	224,570,722
iShares GSCI Commodity Dynamic Roll Strategy ETF	1,153,830	46,210,892
iShares MSCI EAFE Growth ETF	520,051	50,065,310
iShares MSCI EAFE Value ETF	1,966,562	98,839,406
iShares MSCI USA Min Vol Factor ETF	281,282	21,819,045
iShares MSCI USA Value Factor ETF	201,895	21,112,160
iShares U.S. Energy ETF	623,328	25,506,582

		916,014,383

Fixed-Income Funds — 32.9%
iShares 10-20 Year Treasury Bond ETF	190,047	25,582,227
iShares Core Total USD Bond Market ETF	2,602,034	129,138,947
iShares Fallen Angels USD Bond ETF	1,430,504	39,710,791
iShares TIPS Bond ETF	275,653	34,338,094
Master Total Return Portfolio	$221,844,693	221,844,693

		450,614,752

Total Long-Term Investments — 99.7% (Cost: $1,183,846,061)		1,366,629,135

Security	Shares	Value

Short-Term Securities(a)(c)

Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%	2,275,917	$2,275,917

Total Short-Term Securities — 0.2% (Cost: $2,275,918)		2,275,917

Total Investments — 99.9% (Cost: $1,186,121,979)		1,368,905,052
Other Assets Less Liabilities — 0.1%		950,973

Net Assets — 100.0%		$1,369,856,025

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares/ Investment Value Held at 03/31/22	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Emerging Markets Fund, Inc., Class K	$44,041,303	$14,820,371		$(12,519,162)	$3,268,549	$ (8,418,987)	$41,192,074	1,583,701	$153,417	$ 295,981
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,066,380	209,537	(a)	—	—	—	2,275,917	2,275,917	358	—
BlackRock Strategic Income Opportunities Portfolio(b)	26,293,146	275,709		(26,498,259)	(197,806)	127,210	—	—	34,383	—
BlackRock Technology Opportunities Fund, Class K	42,548,773	4,083,513		(18,772,436)	(2,445,288)	(3,440,460)	21,974,102	397,793	—	1,167,851

20	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock 60/40 Target Allocation Fund

Affiliated Issuer	Value at 09/30/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares/ Investment Value Held at 03/31/22	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares 10-20 Year Treasury Bond ETF	$—	$27,632,144	$(322,887)	$(11,256)	$ (1,715,774)	$25,582,227	190,047	$73,494	$ —
iShares Core S&P Small-Cap ETF	47,274,684	4,140,432	(15,149,187)	(197,855)	(1,188,852)	34,879,222	323,315	384,387	—
iShares Core S&P Total U.S. Stock Market ETF	183,205,007	143,234,566	(6,177,601)	(280,076)	9,862,972	329,844,868	3,267,732	1,854,849	—
iShares Core Total USD Bond Market ETF	96,247,379	56,460,987	(15,477,089)	(486,323)	(7,606,007)	129,138,947	2,602,034	864,252	—
iShares ESG Aware MSCI USA ETF	206,222,008	18,949,991	(6,027,203)	(246,937)	5,672,863	224,570,722	2,215,794	1,388,081	—
iShares Fallen Angels USD Bond ETF	27,358,819	43,911,325	(27,096,118)	(1,227,337)	(3,235,898)	39,710,791	1,430,504	889,928	—
iShares Global Financials ETF(b)	34,722,676	2,184,872	(36,630,309)	(904,250)	627,011	—	—	379,566	—
iShares GSCI Commodity Dynamic Roll Strategy ETF	42,606,269	11,311,033	(12,233,211)	1,334,109	3,192,692	46,210,892	1,153,830	5,152,464	—
iShares MSCI EAFE Growth ETF	95,453,656	8,282,935	(42,355,427)	(4,536,696)	(6,779,158)	50,065,310	520,051	762,907	—
iShares MSCI EAFE Value ETF	105,343,148	9,270,885	(14,006,299)	(1,325,382)	(442,946)	98,839,406	1,966,562	2,565,864	—

S C H E D U L E S O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock 60/40 Target Allocation Fund

Affiliated Issuer	Value at 09/30/21	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares/ Investment Value Held at 03/31/22	Income (Expense)		Capital Gain Distributions from Underlying Funds
iShares MSCI USA Min Vol Factor ETF	$—	$22,223,708		$(500,921)		$(15,878)	$112,136	$21,819,045	281,282	$144,909		$—
iShares MSCI USA Value Factor ETF	50,197,339	3,530,459		(34,553,242)		8,635,957	(6,698,353)	21,112,160	201,895	453,983		—
iShares TIPS Bond ETF	58,730,632	19,803,260		(42,564,499)		(1,281,722)	(349,577)	34,338,094	275,653	1,027,900		—
iShares U.S. Energy ETF	22,223,494	2,007,951		(7,408,358)		1,274,529	7,408,966	25,506,582	623,328	400,252		—
Master Total Return Portfolio	224,142,521	15,290,610	(a)(c)	—		(3,568,117)	(14,020,321)	221,844,693	$221,844,693	2,392,116		—
SL Liquidity Series, LLC, Money Market Series(b)	435,999	—		(435,999	)(a)	—	—	—	—	4,368	(d)	—

						$(2,211,779)	$(26,892,483)	$1,368,905,052		$18,927,478		$1,463,832

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$1,144,784,442	$—	$—	$1,144,784,442
Short-Term Securities
Money Market Funds	2,275,917	—	—	2,275,917

	$1,147,060,359	$—	$—	1,147,060,359

Investments valued at NAV(a)				221,844,693

				$1,368,905,052

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

22	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) March 31, 2022	BlackRock 80/20 Target Allocation Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 85.8%
BlackRock Emerging Markets Fund, Inc., Class K	1,430,129	$37,197,650
BlackRock Technology Opportunities Fund, Class K(b)	354,458	19,580,254
iShares Core S&P Small-Cap ETF	298,734	32,227,424
iShares Core S&P Total U.S. Stock Market ETF	2,918,705	294,614,083
iShares ESG Aware MSCI USA ETF	1,928,414	195,444,758
iShares GSCI Commodity Dynamic Roll Strategy ETF	677,231	27,123,101
iShares MSCI EAFE Growth ETF	493,265	47,486,622
iShares MSCI EAFE Value ETF	1,686,201	84,748,462
iShares MSCI USA Min Vol Factor ETF	189,660	14,711,926
iShares MSCI USA Value Factor ETF	177,526	18,563,894
iShares U.S. Energy ETF	758,008	31,017,687

		802,715,861

Fixed-Income Funds — 14.0%
iShares 10-20 Year Treasury Bond ETF	122,303	16,463,207
iShares Core Total USD Bond Market ETF	338,474	16,798,465
iShares TIPS Bond ETF	146,842	18,292,108
Master Total Return Portfolio	$79,813,156	79,813,156

		131,366,936

Total Long-Term Investments — 99.8% (Cost: $786,178,394)		934,082,797

Security	Shares	Value

Short-Term Securities(a)(c)

Money Market Funds — 0.2%

BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%	1,809,448	$1,809,448

Total Short-Term Securities — 0.2% (Cost: $1,809,448)		1,809,448

Total Investments — 100.0% (Cost: $787,987,842)		935,892,245

Liabilities in Excess of Other Assets — (0.0)%		(54,920)

Net Assets — 100.0%		$935,837,325

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares/ Investment Value Held at 03/31/22	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Emerging Markets Fund, Inc., Class K	$33,253,162	$16,160,798	$(7,384,125)		$1,486,741	$ (6,318,926)	$37,197,650	1,430,129	$146,393	$ 282,430
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,168,164	—	(358,716	)(a)	—	—	1,809,448	1,809,448	294	—
BlackRock Technology Opportunities Fund, Class K	32,454,805	7,712,893	(15,790,873)		(1,703,072)	(3,093,499)	19,580,254	354,458	—	958,540
iShares 10- 20 Year Treasury Bond ETF	—	18,347,483	(586,404)		(31,064)	(1,266,808)	16,463,207	122,303	101,023	—

S C H E D U L E S O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock 80/20 Target Allocation Fund

Affiliated Issuer	Value at 09/30/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares/ Investment Value Held at 03/31/22	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares Core S&P Small-Cap ETF	$33,720,274	$9,519,378	$(9,810,775)	$(866,384)	$ (335,069)	$32,227,424	298,734	$325,045	$ —
iShares Core S&P Total U.S. Stock Market ETF	140,588,168	155,564,848	(8,578,952)	(403,846)	7,443,865	294,614,083	2,918,705	1,639,400	—
iShares Core Total USD Bond Market ETF	29,263,366	18,118,715	(29,607,362)	(306,550)	(669,704)	16,798,465	338,474	95,046	—
iShares ESG Aware MSCI USA ETF	153,674,103	45,863,105	(7,378,019)	(332,373)	3,617,942	195,444,758	1,928,414	1,191,042	—
iShares Global Financials ETF(b)	29,361,246	5,102,279	(34,609,710)	(366,624)	512,809	—	—	324,565	—
iShares GSCI Commodity Dynamic Roll Strategy ETF	8,253,450	17,466,417	(791,702)	(115,633)	2,310,569	27,123,101	677,231	2,662,841	—
iShares MSCI EAFE Growth ETF	74,225,774	21,862,252	(38,515,983)	(5,090,669)	(4,994,752)	47,486,622	493,265	692,970	—
iShares MSCI EAFE Value ETF	78,770,261	22,742,996	(15,485,399)	(1,260,745)	(18,651)	84,748,462	1,686,201	2,228,532	—
iShares MSCI USA Min Vol Factor ETF	—	20,044,638	(5,167,798)	(256,272)	91,358	14,711,926	189,660	112,441	—
iShares MSCI USA Value Factor ETF	36,385,226	8,021,673	(27,260,465)	4,624,963	(3,207,503)	18,563,894	177,526	402,901	—

24	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock 80/20 Target Allocation Fund

Affiliated Issuer	Value at 09/30/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares/ Investment Value Held at 03/31/22	Income (Expense)		Capital Gain Distributions from Underlying Funds
iShares TIPS Bond ETF	$15,117,730	$4,312,398		$(646,971)	$(18,898)	$ (472,151)	$18,292,108	146,842	$298,716		$—
iShares U.S. Energy ETF	21,581,540	8,728,280		(8,622,818)	1,049,788	8,280,897	31,017,687	758,008	467,038		—
Master Total Return Portfolio	69,626,280	16,764,369(a	)(c)	—	(1,277,105)	(5,300,388)	79,813,156	$79,813,156	890,830		—
SL Liquidity Series, LLC, Money Market Series(b)	—	—		—	—	—	—	—	84	(d)	—

					$(4,867,743)	$(3,420,011)	$935,892,245		$11,579,161		$1,240,970

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$854,269,641	$—	$—	$854,269,641
Short-Term Securities
Money Market Funds	1,809,448	—	—	1,809,448

	$856,079,089	$—	$—	856,079,089

Investments valued at NAV(a)				79,813,156

				$935,892,245

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	25

Statements of Assets and Liabilities (unaudited)

March 31, 2022

	BlackRock 20/80 Target Allocation Fund	BlackRock 40/60 Target Allocation Fund	BlackRock 60/40 Target Allocation Fund	BlackRock 80/20 Target Allocation Fund

ASSETS
Investments at value — affiliated(a)	$605,547,600	$726,733,389	$1,368,905,052	$935,892,245
Cash	—	386,803	1,055,925	939,408
Receivables:
Investments sold	1,082,519	—	—	—
Capital shares sold	816,190	899,946	1,853,413	1,724,071
Dividends — affiliated	13,647	98	2,227	221
From the Manager	13,676	25,651	35,324	42,141
Prepaid expenses	73,660	75,608	76,934	70,906

Total assets	607,547,292	728,121,495	1,371,928,875	938,668,992

LIABILITIES
Bank overdraft	378,569	—	—	—
Payables:
Investments purchased	13,556	397,115	563,232	1,179,084
Administration fees	16,556	22,500	60,949	30,231
Capital shares redeemed	4,339,173	1,131,074	857,705	1,254,633
Trustees’ and Officer’s fees	3,005	3,077	3,681	3,095
Other accrued expenses	57,540	46,226	92,304	48,915
Other affiliate fees	5,143	6,724	32,925	12,314
Service and distribution fees	123,558	145,153	226,090	125,261
Transfer agent fees	83,392	131,711	235,964	178,134

Total liabilities	5,020,492	1,883,580	2,072,850	2,831,667

NET ASSETS	$602,526,800	$726,237,915	$1,369,856,025	$935,837,325

NET ASSETS CONSIST OF
Paid-in capital	$604,225,075	$677,581,614	$1,198,528,816	$793,418,561
Accumulated earnings (loss)	(1,698,275)	48,656,301	171,327,209	142,418,764

NET ASSETS	$602,526,800	$726,237,915	$1,369,856,025	$935,837,325

(a) Investments at cost — affiliated	$607,666,110	$677,777,226	$1,186,121,979	$787,987,842

26	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

March 31, 2022

	BlackRock 20/80 Target Allocation Fund	BlackRock 40/60 Target Allocation Fund	BlackRock 60/40 Target Allocation Fund	BlackRock 80/20 Target Allocation Fund
NET ASSET VALUE

Institutional
Net assets	$165,101,497	$222,944,956	$299,823,739	$250,168,546

Shares outstanding	13,994,372	17,339,162	19,804,431	15,379,374

Net asset value	$11.80	$12.86	$15.14	$16.27

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

Investor A
Net assets	$263,313,360	$313,722,999	$692,215,183	$302,570,837

Shares outstanding	22,664,016	24,662,199	46,656,629	19,031,643

Net asset value	$11.62	$12.72	$14.84	$15.90

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

Investor C
Net assets	$74,507,835	$88,616,125	$88,021,570	$70,355,998

Shares outstanding	6,471,856	7,050,924	6,077,788	4,593,791

Net asset value	$11.51	$12.57	$14.48	$15.32

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

Class K
Net assets	$92,223,949	$89,327,410	$272,663,499	$301,207,178

Shares outstanding	7,815,382	6,941,752	18,011,136	18,514,166

Net asset value	$11.80	$12.87	$15.14	$16.27

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

Class R
Net assets	$7,380,159	$11,626,425	$17,132,034	$11,534,766

Shares outstanding	636,786	915,320	1,156,903	730,072

Net asset value	$11.59	$12.70	$14.81	$15.80

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	27

Statements of Operations (unaudited)

Six Months Ended March 31, 2022

	BlackRock 20/80 Target Allocation Fund	BlackRock 40/60 Target Allocation Fund	BlackRock 60/40 Target Allocation Fund	BlackRock 80/20 Target Allocation Fund

INVESTMENT INCOME
Dividends — affiliated	$6,679,754	$8,506,823	$16,530,994	$10,688,247
Securities lending income — affiliated — net	3,855	18,773	4,368	84
Net investment income allocated from the affiliated Master Portfolios:
Income	1,636,940	1,943,034	2,464,403	917,760
Expenses	(47,999)	(56,985)	(72,287)	(26,930)

Total investment income	8,272,550	10,411,645	18,927,478	11,579,161

EXPENSES
Service and distribution — class specific	759,250	894,416	1,414,227	776,662
Transfer agent — class specific	256,637	362,258	612,016	462,501
Administration	129,858	152,896	276,201	183,073
Administration — class specific	61,806	73,322	137,336	88,382
Registration	53,188	51,556	51,303	46,400
Professional	37,234	38,522	35,381	38,324
Accounting services	32,891	32,891	32,891	32,891
Custodian	6,295	7,674	8,739	7,716
Trustees and Officer	4,784	4,936	5,868	5,075
Miscellaneous	19,053	19,821	31,064	20,665

Total expenses	1,360,996	1,638,292	2,605,026	1,661,689
Less:
Fees waived and/or reimbursed by the Manager	(66,782)	(51,425)	(4,161)	(26,133)
Administration fees waived — class specific	(32,327)	(42,641)	(49,306)	(80,502)
Transfer agent fees waived and/or reimbursed — class specific	(80,892)	(153,160)	(207,050)	(236,496)

Total expenses after fees waived and/or reimbursed	1,180,995	1,391,066	2,344,509	1,318,558

Net investment income	7,091,555	9,020,579	16,582,969	10,260,603

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated	2,467,519	3,524,850	1,356,338	(3,590,638)
Capital gain distributions from investment companies — affiliated	754,828	713,140	1,463,832	1,240,970
Allocation from the affiliated Master Portfolios	(2,402,209)	(2,819,827)	(3,568,117)	(1,277,105)

	820,138	1,418,163	(747,947)	(3,626,773)

Net change in unrealized appreciation (depreciation) on:
Investments — affiliated	(22,320,670)	(12,532,478)	(12,872,162)	1,880,377
Allocation from the affiliated Master Portfolios	(9,348,854)	(11,051,167)	(14,020,321)	(5,300,388)

	(31,669,524)	(23,583,645)	(26,892,483)	(3,420,011)

Net realized and unrealized loss	(30,849,386)	(22,165,482)	(27,640,430)	(7,046,784)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(23,757,831)	$(13,144,903)	$(11,057,461)	$3,213,819

See notes to financial statements.

28	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	BlackRock 20/80 Target Allocation Fund		BlackRock 40/60 Target Allocation Fund

	Six Months Ended 03/31/22 (unaudited)	Year Ended 09/30/21	Six Months Ended 03/31/22 (unaudited)	Year Ended 09/30/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$7,091,555	$8,778,263	$9,020,579	$9,324,717
Net realized gain	820,138	16,043,967	1,418,163	29,537,704
Net change in unrealized appreciation (depreciation)	(31,669,524)	9,608,004	(23,583,645)	26,663,478

Net increase (decrease) in net assets resulting from operations	(23,757,831)	34,430,234	(13,144,903)	65,525,899

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(8,364,602)	(5,248,568)	(14,263,704)	(7,847,044)
Investor A	(12,561,656)	(8,878,662)	(18,930,297)	(10,328,009)
Investor C	(3,073,956)	(2,942,807)	(4,973,712)	(3,235,754)
Class K	(4,490,095)	(2,360,694)	(5,268,444)	(1,482,505)
Class R	(328,515)	(306,762)	(694,567)	(402,884)

Decrease in net assets resulting from distributions to shareholders	(28,818,824)	(19,737,493)	(44,130,724)	(23,296,196)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	58,948,436	154,732,688	78,105,325	170,645,682

NET ASSETS
Total increase in net assets	6,371,781	169,425,429	20,829,698	212,875,385
Beginning of period	596,155,019	426,729,590	705,408,217	492,532,832

End of period	$602,526,800	$596,155,019	$726,237,915	$705,408,217

(a)  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Statements of Changes in Net Assets (continued)

	BlackRock 60/40 Target Allocation Fund		BlackRock 80/20 Target Allocation Fund

	Six Months Ended 03/31/22 (unaudited)	Year Ended 09/30/21	Six Months Ended 03/31/22 (unaudited)	Year Ended 09/30/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$16,582,969	$15,793,132	$10,260,603	$7,920,732
Net realized gain (loss)	(747,947)	72,929,106	(3,626,773)	36,600,647
Net change in unrealized appreciation (depreciation)	(26,892,483)	83,459,976	(3,420,011)	74,630,042

Net increase (decrease) in net assets resulting from operations	(11,057,461)	172,182,214	3,213,819	119,151,421

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(22,135,077)	(9,419,792)	(14,616,494)	(3,939,462)
Investor A	(50,606,287)	(22,531,685)	(17,293,880)	(4,257,985)
Investor C	(6,561,466)	(2,562,008)	(4,078,857)	(668,675)
Class K	(19,339,998)	(3,901,727)	(17,950,003)	(2,069,040)
Class R	(1,153,902)	(483,083)	(619,014)	(145,573)

Decrease in net assets resulting from distributions to shareholders	(99,796,730)	(38,898,295)	(54,558,248)	(11,080,735)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	173,109,233	243,192,937	228,818,377	175,600,053

NET ASSETS
Total increase in net assets	62,255,042	376,476,856	177,473,948	283,670,739
Beginning of period	1,307,600,983	931,124,127	758,363,377	474,692,638

End of period	$1,369,856,025	$1,307,600,983	$935,837,325	$758,363,377

(a)   Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

30	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund

	Institutional
	Six Months Ended 03/31/22 (unaudited)		Year Ended September 30,
			2021	2020	2019	2018	2017

Net asset value, beginning of period	$12.83		$12.44	$11.85	$11.62	$11.67	$11.31

Net investment income(a)	0.16		0.25	0.29	0.36	0.30	0.28
Net realized and unrealized gain (loss)		(0.58)	0.70	0.59	0.42	(0.04)	0.28

Net increase (decrease) from investment operations		(0.42)	0.95	0.88	0.78	0.26	0.56

Distributions(b)
From net investment income		(0.27)	(0.20)	(0.28)	(0.40)	(0.31)	(0.20)
From net realized gain		(0.34)	(0.36)	(0.01)	(0.15)	—	—

Total distributions		(0.61)	(0.56)	(0.29)	(0.55)	(0.31)	(0.20)

Net asset value, end of period	$11.80		$12.83	$12.44	$11.85	$11.62	$11.67

Total Return(c)
Based on net asset value	(3.53	)%(d)	7.71%	7.56%	7.23%	2.27%	5.09%

Ratios to Average Net Assets(e)
Total expenses	0.24	%(f)	0.25%	0.26%	0.28%	0.31%	0.35%

Total expenses after fees waived and/or reimbursed	0.11	%(f)	0.11%	0.12%	0.12%	0.16%	0.17%

Net investment income	2.57	%(f)	1.96%	2.44%	3.17%	2.63%	2.49%

Supplemental Data
Net assets, end of period (000)	$165,101		$170,274	$101,480	$46,017	$42,461	$52,839

Portfolio turnover rate		30%	72%	88%	62%	64%	80%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	31

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)

	Investor A
	Six Months Ended 03/31/22 (unaudited)		Year Ended September 30,
			2021	2020		2019		2018		2017

Net asset value, beginning of period	$12.63		$12.26	$11.68		$11.46		$11.51		$11.16

Net investment income(a)	0.14		0.21	0.25		0.32		0.26		0.24
Net realized and unrealized gain (loss)		(0.58)	0.68	0.59		0.41		(0.04)		0.28

Net increase (decrease) from investment operations		(0.44)	0.89	0.84		0.73		0.22		0.52

Distributions(b)
From net investment income		(0.23)	(0.16)	(0.25)		(0.36)		(0.27)		(0.17)
From net realized gain		(0.34)	(0.36)	(0.01)		(0.15)		—		—

Total distributions		(0.57)	(0.52)	(0.26)		(0.51)		(0.27)		(0.17)

Net asset value, end of period	$11.62		$12.63	$12.26		$11.68		$11.46		$11.51

Total Return(c)
Based on net asset value	(3.72	)%(d)	7.36%	7.27%		6.82%		1.94%		4.78%

Ratios to Average Net Assets(e)
Total expenses	0.47	%(f)	0.47%	0.51	%(g)	0.54	%(g)	0.56	%(g)	0.60	%(g)

Total expenses after fees waived and/or reimbursed	0.44	%(f)	0.43%	0.45%		0.46%		0.50%		0.51%

Net investment income	2.24	%(f)	1.65%	2.10%		2.82%		2.29%		2.17%

Supplemental Data
Net assets, end of period (000)	$263,313		$266,615	$189,930		$137,115		$122,394		$143,061

Portfolio turnover rate		30%	72%	88%		62%		64%		80%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

Includes recoupment of past waived and/or reimbursed fees. There was no financial impact to the expense ratios for the years ended September 30, 2020, September 30, 2019, September 30, 2018 and September 30, 2017.

See notes to financial statements.

32	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)

	Investor C
	Six Months Ended 03/31/22 (unaudited)		Year Ended September 30,
			2021	2020		2019		2018		2017

Net asset value, beginning of period	$12.46		$12.10	$11.54		$11.30		$11.34		$11.01

Net investment income(a)	0.09		0.11	0.16		0.23		0.17		0.16
Net realized and unrealized gain (loss)		(0.57)	0.68	0.57		0.42		(0.04)		0.28

Net increase (decrease) from investment operations		(0.48)	0.79	0.73		0.65		0.13		0.44

Distributions(b)
From net investment income		(0.13)	(0.07)	(0.16)		(0.26)		(0.17)		(0.11)
From net realized gain		(0.34)	(0.36)	(0.01)		(0.15)		—		—

Total distributions		(0.47)	(0.43)	(0.17)		(0.41)		(0.17)		(0.11)

Net asset value, end of period	$11.51		$12.46	$12.10		$11.54		$11.30		$11.34

Total Return(c)
Based on net asset value	(4.06	)%(d)	6.55%	6.37%		6.10%		1.14%		4.01%

Ratios to Average Net Assets(e)
Total expenses	1.20	%(f)	1.21%	1.25	%(g)	1.28	%(g)	1.31	%(g)	1.35	%(g)

Total expenses after fees waived and/or reimbursed	1.18	%(f)	1.18%	1.19%		1.22%		1.25%		1.26%

Net investment income	1.51	%(f)	0.91%	1.35%		2.09%		1.54%		1.42%

Supplemental Data
Net assets, end of period (000)	$74,508		$81,679	$82,134		$79,944		$91,279		$118,900

Portfolio turnover rate		30%	72%	88%		62%		64%		80%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the years ended September 30, 2019 and September 30, 2018, the ratios would have been 1.27% and 1.30%, respectively. There was no financial impact to the expense ratios for the years ended September 30, 2020 and September 30, 2017.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	33

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)

	Class K
	Six Months Ended 03/31/22 (unaudited)		Year Ended September 30,
			2021	2020	2019	2018	2017

Net asset value, beginning of period	$12.83		$12.44	$11.85	$11.62	$11.67	$11.31

Net investment income(a)	0.17		0.25	0.29	0.33	0.30	0.29
Net realized and unrealized gain (loss)		(0.59)	0.70	0.60	0.45	(0.04)	0.28

Net increase (decrease) from investment operations		(0.42)	0.95	0.89	0.78	0.26	0.57

Distributions(b)
From net investment income		(0.27)	(0.20)	(0.29)	(0.40)	(0.31)	(0.21)
From net realized gain		(0.34)	(0.36)	(0.01)	(0.15)	—	—

Total distributions		(0.61)	(0.56)	(0.30)	(0.55)	(0.31)	(0.21)

Net asset value, end of period	$11.80		$12.83	$12.44	$11.85	$11.62	$11.67

Total Return(c)
Based on net asset value	(3.52	)%(d)	7.72%	7.58%	7.26%	2.29%	5.12%

Ratios to Average Net Assets(e)
Total expenses	0.13	%(f)	0.15%	0.18%	0.18%	0.23%	0.29%

Total expenses after fees waived and/or reimbursed	0.09	%(f)	0.09%	0.10%	0.10%	0.14%	0.16%

Net investment income	2.69	%(f)	1.98%	2.44%	2.87%	2.63%	2.63%

Supplemental Data
Net assets, end of period (000)	$92,224		$70,002	$44,530	$31,853	$3,355	$1,607

Portfolio turnover rate		30%	72%	88%	62%	64%	80%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

34	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 20/80 Target Allocation Fund (continued)

	Class R
	Six Months Ended 03/31/22 (unaudited)		Year Ended September 30,
			2021	2020		2019		2018	2017

Net asset value, beginning of period	$12.58		$12.20	$11.62		$11.39		$11.44	$11.10

Net investment income(a)	0.12		0.17	0.21		0.28		0.22	0.21
Net realized and unrealized gain (loss)		(0.58)	0.69	0.58		0.42		(0.03)	0.27

Net increase (decrease) from investment operations		(0.46)	0.86	0.79		0.70		0.19	0.48

Distributions(b)
From net investment income		(0.19)	(0.12)	(0.20)		(0.32)		(0.24)	(0.14)
From net realized gain		(0.34)	(0.36)	(0.01)		(0.15)		—	—

Total distributions		(0.53)	(0.48)	(0.21)		(0.47)		(0.24)	(0.14)

Net asset value, end of period	$11.59		$12.58	$12.20		$11.62		$11.39	$11.44

Total Return(c)
Based on net asset value	(3.87	)%(d)	7.07%	6.87%		6.58%		1.64%	4.39%

Ratios to Average Net Assets(e)
Total expenses	0.76	%(f)	0.77%	0.79	%(g)	0.85	%(g)	0.89%	0.93%

Total expenses after fees waived and/or reimbursed	0.74	%(f)	0.73%	0.74%		0.78%		0.81%	0.82%

Net investment income	1.95	%(f)	1.37%	1.81%		2.55%		1.97%	1.86%

Supplemental Data
Net assets, end of period (000)	$7,380		$7,585	$8,656		$11,241		$14,079	$15,209

Portfolio turnover rate		30%	72%	88%		62%		64%	80%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Includes recoupment of past waived and/or reimbursed fees. There was no financial impact to the expense ratios for the years ended September 30, 2020 and September 30, 2019.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund

	Institutional
	Six Months Ended 03/31/22 (unaudited)		Year Ended September 30,
			2021	2020	2019	2018	2017

Net asset value, beginning of period	$13.89		$12.86	$11.95	$12.17	$11.91	$11.18

Net investment income(a)	0.18		0.25	0.26	0.31	0.28	0.26
Net realized and unrealized gain (loss)		(0.35)	1.38	0.97	0.31	0.28	0.67

Net increase (decrease) from investment operations		(0.17)	1.63	1.23	0.62	0.56	0.93

Distributions(b)
From net investment income		(0.30)	(0.18)	(0.32)	(0.27)	(0.30)	(0.20)
From net realized gain		(0.56)	(0.42)	—	(0.57)	—	—

Total distributions		(0.86)	(0.60)	(0.32)	(0.84)	(0.30)	(0.20)

Net asset value, end of period	$12.86		$13.89	$12.86	$11.95	$12.17	$11.91

Total Return(c)
Based on net asset value	(1.54	)%(d)	12.91%	10.48%	6.00%	4.74%	8.48%

Ratios to Average Net Assets(e)
Total expenses	0.26	%(f)	0.26%	0.31%	0.34%	0.32%	0.36%

Total expenses after fees waived and/or reimbursed	0.11	%(f)	0.11%	0.13%	0.14%	0.15%	0.16%

Net investment income	2.72	%(f)	1.84%	2.15%	2.69%	2.37%	2.29%

Supplemental Data
Net assets, end of period (000)	$222,945		$233,289	$152,244	$73,817	$66,357	$60,948

Portfolio turnover rate		29%	69%	98%	68%	79%	74%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

36	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)

	Investor A
	Six Months Ended 03/31/22 (unaudited)		Year Ended September 30,
			2021	2020		2019		2018		2017

Net asset value, beginning of period	$13.73		$12.73	$11.83		$12.06		$11.80		$11.08

Net investment income(a)	0.16		0.20	0.22		0.27		0.24		0.22
Net realized and unrealized gain (loss)		(0.35)	1.36	0.96		0.30		0.28		0.67

Net increase (decrease) from investment operations		(0.19)	1.56	1.18		0.57		0.52		0.89

Distributions(b)
From net investment income		(0.26)	(0.14)	(0.28)		(0.23)		(0.26)		(0.17)
From net realized gain		(0.56)	(0.42)	—		(0.57)		—		—

Total distributions		(0.82)	(0.56)	(0.28)		(0.80)		(0.26)		(0.17)

Net asset value, end of period	$12.72		$13.73	$12.73		$11.83		$12.06		$11.80

Total Return(c)
Based on net asset value	(1.70	)%(d)	12.48%	10.15%		5.57%		4.42%		8.17%

Ratios to Average Net Assets(e)
Total expenses	0.46	%(f)	0.46%	0.50	%(g)	0.53	%(g)	0.54	%(g)	0.57%

Total expenses after fees waived and/or reimbursed	0.44	%(f)	0.44%	0.46%		0.48%		0.49%		0.50%

Net investment income	2.40	%(f)	1.51%	1.80%		2.36%		2.02%		1.93%

Supplemental Data
Net assets, end of period (000)	$313,723		$306,177	$222,510		$178,719		$169,126		$186,642

Portfolio turnover rate		29%	69%	98%		68%		79%		74%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the years ended September 30, 2019 and September 30, 2018, the ratios would have been 0.52% and 0.53%, respectively. There was no financial impact to the expense ratio for the year ended September 30, 2020.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)

	Investor C
	Six Months Ended 03/31/22 (unaudited)		Year Ended September 30,
			2021	2020		2019		2018		2017

Net asset value, beginning of period	$13.52		$12.54	$11.66		$11.87		$11.60		$10.91

Net investment income(a)	0.11		0.10	0.13		0.18		0.15		0.13
Net realized and unrealized gain (loss)		(0.35)	1.35	0.94		0.31		0.27		0.66

Net increase (decrease) from investment operations		(0.24)	1.45	1.07		0.49		0.42		0.79

Distributions(b)
From net investment income		(0.15)	(0.05)	(0.19)		(0.13)		(0.15)		(0.10)
From net realized gain		(0.56)	(0.42)	—		(0.57)		—		—

Total distributions		(0.71)	(0.47)	(0.19)		(0.70)		(0.15)		(0.10)

Net asset value, end of period	$12.57		$13.52	$12.54		$11.66		$11.87		$11.60

Total Return(c)
Based on net asset value	(2.05	)%(d)	11.68%	9.30%		4.78%		3.63%		7.32%

Ratios to Average Net Assets(e)
Total expenses	1.19	%(f)	1.21%	1.25	%(g)	1.28	%(g)	1.29	%(g)	1.33	%(g)

Total expenses after fees waived and/or reimbursed	1.18	%(f)	1.18%	1.21%		1.23%		1.24%		1.25%

Net investment income	1.67	%(f)	0.76%	1.06%		1.63%		1.26%		1.18%

Supplemental Data
Net assets, end of period (000)	$88,616		$95,825	$84,541		$87,646		$101,711		$128,703

Portfolio turnover rate		29%	69%	98%		68%		79%		74%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2019 the ratio would have been 1.27%. There was no financial impact to the expense ratios for the years ended September 30, 2020, September 30, 2018 and September 30, 2017.

See notes to financial statements.

38	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)

	Class K
	Six Months Ended 03/31/22 (unaudited)		Year Ended September 30,
			2021	2020	2019	2018	2017

Net asset value, beginning of period	$13.90		$12.87	$11.96	$12.18	$11.92	$11.19

Net investment income(a)	0.20		0.26	0.27	0.31	0.29	0.29
Net realized and unrealized gain (loss)		(0.37)	1.37	0.96	0.32	0.27	0.64

Net increase (decrease) from investment operations		(0.17)	1.63	1.23	0.63	0.56	0.93

Distributions(b)
From net investment income		(0.30)	(0.18)	(0.32)	(0.28)	(0.30)	(0.20)
From net realized gain		(0.56)	(0.42)	—	(0.57)	—	—

Total distributions		(0.86)	(0.60)	(0.32)	(0.85)	(0.30)	(0.20)

Net asset value, end of period	$12.87		$13.90	$12.87	$11.96	$12.18	$11.92

Total Return(c)
Based on net asset value	(1.52	)%(d)	12.92%	10.49%	6.02%	4.75%	8.49%

Ratios to Average Net Assets(e)
Total expenses	0.12	%(f)	0.14%	0.17%	0.20%	0.21%	0.26%

Total expenses after fees waived and/or reimbursed	0.09	%(f)	0.09%	0.11%	0.12%	0.13%	0.14%

Net investment income	2.90	%(f)	1.87%	2.19%	2.68%	2.40%	2.56%

Supplemental Data
Net assets, end of period (000)	$89,327		$59,411	$23,034	$10,987	$4,939	$2,359

Portfolio turnover rate		29%	69%	98%	68%	79%	74%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 40/60 Target Allocation Fund (continued)

	Class R
	Six Months Ended 03/31/22 (unaudited)		Year Ended September 30,
			2021	2020	2019	2018	2017

Net asset value, beginning of period	$13.70		$12.69	$11.78	$12.00	$11.75	$11.04

Net investment income(a)	0.15		0.18	0.19	0.25	0.22	0.20
Net realized and unrealized gain (loss)		(0.35)	1.36	0.97	0.31	0.27	0.66

Net increase (decrease) from investment operations		(0.20)	1.54	1.16	0.56	0.49	0.86

Distributions(b)
From net investment income		(0.24)	(0.11)	(0.25)	(0.21)	(0.24)	(0.15)
From net realized gain		(0.56)	(0.42)	—	(0.57)	—	—

Total distributions		(0.80)	(0.53)	(0.25)	(0.78)	(0.24)	(0.15)

Net asset value, end of period	$12.70		$13.70	$12.69	$11.78	$12.00	$11.75

Total Return(c)
Based on net asset value	(1.78	)%(d)	12.27%	9.99%	5.45%	4.18%	7.94%

Ratios to Average Net Assets(e)
Total expenses	0.79	%(f)	0.80%	0.82%	0.85%	0.84%	0.88%

Total expenses after fees waived and/or reimbursed	0.61	%(f)	0.61%	0.63%	0.64%	0.65%	0.66%

Net investment income	2.28	%(f)	1.34%	1.61%	2.21%	1.84%	1.77%

Supplemental Data
Net assets, end of period (000)	$11,626		$10,705	$10,205	$16,778	$18,302	$22,405

Portfolio turnover rate		29%	69%	98%	68%	79%	74%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.

See notes to financial statements.

40	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund

	Institutional
	Six Months Ended 03/31/22 (unaudited)		Year Ended September 30,
			2021	2020	2019		2018	2017

Net asset value, beginning of period	$16.38		$14.43	$13.37	$13.74		$13.20	$12.08

Net investment income(a)	0.21		0.26	0.27	0.30		0.30	0.28
Net realized and unrealized gain (loss)		(0.24)	2.29	1.30	0.19		0.67	1.05

Net increase (decrease) from investment operations		(0.03)	2.55	1.57	0.49		0.97	1.33

Distributions(b)
From net investment income		(0.36)	(0.21)	(0.35)	(0.21)		(0.30)	(0.21)
From net realized gain		(0.85)	(0.39)	(0.16)	(0.65)		(0.13)	—

Total distributions		(1.21)	(0.60)	(0.51)	(0.86)		(0.43)	(0.21)

Net asset value, end of period	$15.14		$16.38	$14.43	$13.37		$13.74	$13.20

Total Return(c)
Based on net asset value	(0.55	)%(d)	17.94%	12.00%	4.22%		7.42%	11.19	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.25	%(g)	0.24%	0.28%	0.34	%(h)	0.29%	0.32%

Total expenses after fees waived and/or reimbursed	0.10	%(g)	0.11%	0.13%	0.15%		0.15%	0.14%

Net investment income	2.65	%(g)	1.63%	2.00%	2.36%		2.22%	2.27%

Supplemental Data
Net assets, end of period (000)	$299,824		$296,407	$215,674	$161,196		$108,221	$90,274

Portfolio turnover rate		24%	68%	98%	69%		88%	70%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes non-recurring expenses of board realignment and consolidation and reorganization costs. Without these costs, total expenses would have been 0.32%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	41

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)

	Investor A
	Six Months Ended 03/31/22 (unaudited)		Year Ended September 30,
			2021	2020	2019		2018		2017

Net asset value, beginning of period	$16.05		$14.15	$13.13	$13.50		$12.98		$11.89

Net investment income(a)	0.18		0.20	0.22	0.26		0.25		0.24
Net realized and unrealized gain (loss)		(0.23)	2.25	1.27	0.19		0.65		1.03

Net increase (decrease) from investment operations		(0.05)	2.45	1.49	0.45		0.90		1.27

Distributions(b)
From net investment income		(0.31)	(0.16)	(0.31)	(0.17)		(0.25)		(0.18)
From net realized gain		(0.85)	(0.39)	(0.16)	(0.65)		(0.13)		—

Total distributions		(1.16)	(0.55)	(0.47)	(0.82)		(0.38)		(0.18)

Net asset value, end of period	$14.84		$16.05	$14.15	$13.13		$13.50		$12.98

Total Return(c)
Based on net asset value	(0.69	)%(d)	17.58%	11.54%	3.94%		7.03%		10.86	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.43	%(g)	0.45%	0.49%	0.55	%(h)(i)	0.51	%(i)	0.55	%(i)

Total expenses after fees waived and/or reimbursed	0.43	%(g)	0.44%	0.47%	0.49%		0.49%		0.48%

Net investment income	2.30	%(g)	1.28%	1.66%	2.03%		1.85%		1.93%

Supplemental Data
Net assets, end of period (000)	$692,215		$699,130	$576,079	$555,513		$280,970		$279,181

Portfolio turnover rate		24%	68%	98%	69%		88%		70%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes non-recurring expenses of board realignment and consolidation and reorganization costs. Without these costs, total expenses would have been 0.53%.
(i)

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2018 the ratio would have been 0.50%. There was no financial impact to the expense ratios for the years ended September 30, 2019 and September 30, 2017.

See notes to financial statements.

42	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)

	Investor C
	Six Months Ended 03/31/22 (unaudited)		Year Ended September 30,
			2021	2020	2019		2018	2017

Net asset value, beginning of period	$15.64		$13.79	$12.81	$13.17		$12.66	$11.61

Net investment income(a)	0.12		0.08	0.12	0.15		0.14	0.14
Net realized and unrealized gain (loss)		(0.24)	2.20	1.23	0.20		0.64	1.02

Net increase (decrease) from investment operations		(0.12)	2.28	1.35	0.35		0.78	1.16

Distributions(b)
From net investment income		(0.19)	(0.04)	(0.21)	(0.06)		(0.14)	(0.11)
From net realized gain		(0.85)	(0.39)	(0.16)	(0.65)		(0.13)	—

Total distributions		(1.04)	(0.43)	(0.37)	(0.71)		(0.27)	(0.11)

Net asset value, end of period	$14.48		$15.64	$13.79	$12.81		$13.17	$12.66

Total Return(c)
Based on net asset value	(1.11	)%(d)	16.74%	10.69%	3.15%		6.23%	10.06	%(e)

Ratios to Average Net Assets(f)
Total expenses	1.18	%(g)	1.20%	1.23%	1.30	%(h)(i)	1.28%	1.31%

Total expenses after fees waived and/or reimbursed	1.18	%(g)	1.19%	1.22%	1.24%		1.24%	1.23%

Net investment income	1.59	%(g)	0.53%	0.91%	1.23%		1.10%	1.17%

Supplemental Data
Net assets, end of period (000)	$88,022		$99,500	$85,371	$94,713		$105,283	$117,602

Portfolio turnover rate		24%	68%	98%	69%		88%	70%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes non-recurring expenses of board realignment and consolidation and reorganization costs. Without these costs, total expenses would have been 1.27%.
(i)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended September 30, 2019 the ratio would have been 1.29%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	43

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)

	Class K
	Six Months Ended 03/31/22 (unaudited)		Year Ended September 30,
			2021	2020	2019		2018	2017

Net asset value, beginning of period	$16.38		$14.43	$13.37	$13.74		$13.20	$12.07

Net investment income(a)	0.22		0.28	0.27	0.30		0.30	0.28
Net realized and unrealized gain (loss)		(0.25)	2.27	1.30	0.19		0.67	1.06

Net increase (decrease) from investment operations		(0.03)	2.55	1.57	0.49		0.97	1.34

Distributions(b)
From net investment income		(0.36)	(0.21)	(0.35)	(0.21)		(0.30)	(0.21)
From net realized gain		(0.85)	(0.39)	(0.16)	(0.65)		(0.13)	—

Total distributions		(1.21)	(0.60)	(0.51)	(0.86)		(0.43)	(0.21)

Net asset value, end of period	$15.14		$16.38	$14.43	$13.37		$13.74	$13.20

Total Return(c)
Based on net asset value	(0.53	)%(d)	17.96%	12.02%	4.24%		7.44%	11.30	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.10	%(g)	0.11%	0.14%	0.20	%(h)	0.18%	0.24%

Total expenses after fees waived and/or reimbursed	0.08	%(g)	0.09%	0.11%	0.13%		0.13%	0.12%

Net investment income	2.79	%(g)	1.71%	2.03%	2.33%		2.21%	2.37%

Supplemental Data
Net assets, end of period (000)	$272,663		$195,750	$40,575	$21,488		$18,719	$10,395

Portfolio turnover rate		24%	68%	98%	69%		88%	70%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes non-recurring expenses of board realignment and consolidation and reorganization costs. Without these costs, total expenses would have been 0.18%.

See notes to financial statements.

44	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 60/40 Target Allocation Fund (continued)

	Class R
	Six Months Ended 03/31/22 (unaudited)		Year Ended September 30,
			2021	2020	2019		2018	2017

Net asset value, beginning of period	$16.01		$14.12	$13.08	$13.45		$12.93	$11.85

Net investment income(a)	0.16		0.17	0.19	0.23		0.22	0.21
Net realized and unrealized gain (loss)		(0.23)	2.24	1.28	0.19		0.66	1.03

Net increase (decrease) from investment operations		(0.07)	2.41	1.47	0.42		0.88	1.24

Distributions(b)
From net investment income		(0.28)	(0.13)	(0.27)	(0.14)		(0.23)	(0.16)
From net realized gain		(0.85)	(0.39)	(0.16)	(0.65)		(0.13)	—

Total distributions		(1.13)	(0.52)	(0.43)	(0.79)		(0.36)	(0.16)

Net asset value, end of period	$14.81		$16.01	$14.12	$13.08		$13.45	$12.93

Total Return(c)
Based on net asset value	(0.81	)%(d)	17.31%	11.42%	3.68%		6.85%	10.59	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.79	%(g)	0.79%	0.82%	0.87	%(h)	0.84%	0.86%

Total expenses after fees waived and/or reimbursed	0.63	%(g)	0.64%	0.66%	0.68%		0.68%	0.67%

Net investment income	2.09	%(g)	1.07%	1.45%	1.80%		1.66%	1.73%

Supplemental Data
Net assets, end of period (000)	$17,132		$16,815	$13,425	$15,930		$18,740	$20,593

Portfolio turnover rate		24%	68%	98%	69%		88%	70%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes non-recurring expenses of board realignment and consolidation and reorganization costs. Without these costs, total expenses would have been 0.84%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	45

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund

	Institutional
	Six Months Ended 03/31/22 (unaudited)		Year Ended September 30,
			2021	2020	2019	2018	2017

Net asset value, beginning of period	$17.10		$14.16	$12.83	$13.26	$12.47	$11.11

Net investment income(a)	0.21		0.24	0.23	0.25	0.25	0.25
Net realized and unrealized gain (loss)		(0.01)	3.03	1.43	0.01	0.93	1.30

Net increase from investment operations	0.20		3.27	1.66	0.26	1.18	1.55

Distributions(b)
From net investment income		(0.32)	(0.18)	(0.27)	(0.16)	(0.22)	(0.19)
From net realized gain		(0.71)	(0.15)	(0.06)	(0.53)	(0.17)	—

Total distributions		(1.03)	(0.33)	(0.33)	(0.69)	(0.39)	(0.19)

Net asset value, end of period	$16.27		$17.10	$14.16	$12.83	$13.26	$12.47

Total Return(c)
Based on net asset value	0.90	%(d)	23.26%	13.11%	2.81%	9.65%	14.11	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.29	%(g)	0.28%	0.34%	0.39%	0.36%	0.34%

Total expenses after fees waived and/or reimbursed	0.10	%(g)	0.10%	0.14%	0.18%	0.16%	0.11%

Net investment income	2.44	%(g)	1.45%	1.76%	2.00%	1.94%	2.09%

Supplemental Data
Net assets, end of period (000)	$250,169		$240,529	$168,065	$124,885	$115,594	$75,614

Portfolio turnover rate		26%	56%	116%	64%	80%	59%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

46	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)

	Investor A
	Six Months Ended 03/31/22 (unaudited)		Year Ended September 30,
			2021	2020	2019		2018	2017

Net asset value, beginning of period	$16.72		$13.85	$12.56	$13.00		$12.23	$10.92

Net investment income(a)	0.17		0.18	0.18	0.20		0.19	0.20
Net realized and unrealized gain (loss)		(0.01)	2.97	1.40	0.01		0.93	1.27

Net increase from investment operations	0.16		3.15	1.58	0.21		1.12	1.47

Distributions(b)
From net investment income		(0.27)	(0.13)	(0.23)	(0.12)		(0.18)	(0.16)
From net realized gain		(0.71)	(0.15)	(0.06)	(0.53)		(0.17)	—

Total distributions		(0.98)	(0.28)	(0.29)	(0.65)		(0.35)	(0.16)

Net asset value, end of period	$15.90		$16.72	$13.85	$12.56		$13.00	$12.23

Total Return(c)
Based on net asset value	0.67	%(d)	22.93%	12.72%	2.39%		9.32%	13.66	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.47	%(g)	0.47%	0.53%	0.57	%(h)	0.57%	0.59%

Total expenses after fees waived and/or reimbursed	0.44	%(g)	0.44%	0.48%	0.52%		0.50%	0.45%

Net investment income	2.06	%(g)	1.10%	1.41%	1.66%		1.54%	1.73%

Supplemental Data
Net assets, end of period (000)	$302,571		$283,943	$203,561	$173,105		$163,604	$146,811

Portfolio turnover rate		26%	56%	116%	64%		80%	59%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes recoupment of past waived and/or reimbursed fees. There was no financial impact to the expense ratio for the year ended September 30, 2019.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)

	Investor C
	Six Months Ended 03/31/22 (unaudited)		Year Ended September 30,
			2021	2020	2019	2018	2017

Net asset value, beginning of period	$16.09		$13.35	$12.12	$12.55	$11.82	$10.57

Net investment income(a)	0.11		0.06	0.08	0.11	0.10	0.11
Net realized and unrealized gain (loss)		(0.02)	2.86	1.35	0.01	0.90	1.23

Net increase from investment operations	0.09		2.92	1.43	0.12	1.00	1.34

Distributions(b)
From net investment income		(0.15)	(0.03)	(0.14)	(0.02)	(0.10)	(0.09)
From net realized gain		(0.71)	(0.15)	(0.06)	(0.53)	(0.17)	—

Total distributions		(0.86)	(0.18)	(0.20)	(0.55)	(0.27)	(0.09)

Net asset value, end of period	$15.32		$16.09	$13.35	$12.12	$12.55	$11.82

Total Return(c)
Based on net asset value	0.34	%(d)	21.95%	11.90%	1.63%	8.55%	12.81	%(e)

Ratios to Average Net Assets(f)
Total expenses	1.20	%(g)	1.23%	1.30%	1.35%	1.36%	1.39%

Total expenses after fees waived and/or reimbursed	1.19	%(g)	1.19%	1.23%	1.27%	1.25%	1.20%

Net investment income	1.31	%(g)	0.36%	0.66%	0.91%	0.80%	0.96%

Supplemental Data
Net assets, end of period (000)	$70,356		$74,750	$50,977	$51,002	$55,986	$51,364

Portfolio turnover rate		26%	56%	116%	64%	80%	59%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

48	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)

	Class K
	Six Months Ended 03/31/22 (unaudited)		Year Ended September 30,
			2021	2020	2019	2018	2017

Net asset value, beginning of period	$17.11		$14.16	$12.83	$13.26	$12.47	$11.12

Net investment income(a)	0.24		0.25	0.24	0.25	0.25	0.24
Net realized and unrealized gain (loss)		(0.05)	3.03	1.42	0.01	0.94	1.30

Net increase from investment operations	0.19		3.28	1.66	0.26	1.19	1.54

Distributions(b)
From net investment income		(0.32)	(0.18)	(0.27)	(0.16)	(0.23)	(0.19)
From net realized gain		(0.71)	(0.15)	(0.06)	(0.53)	(0.17)	—

Total distributions		(1.03)	(0.33)	(0.33)	(0.69)	(0.40)	(0.19)

Net asset value, end of period	$16.27		$17.11	$14.16	$12.83	$13.26	$12.47

Total Return(c)
Based on net asset value	0.85	%(d)	23.35%	13.13%	2.83%	9.66%	14.02	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.10	%(g)	0.12%	0.18%	0.23%	0.22%	0.29%

Total expenses after fees waived and/or reimbursed	0.08	%(g)	0.08%	0.12%	0.16%	0.14%	0.09%

Net investment income	2.84	%(g)	1.50%	1.79%	2.03%	1.92%	2.16%

Supplemental Data
Net assets, end of period (000)	$301,207		$148,917	$45,032	$18,804	$14,403	$7,687

Portfolio turnover rate		26%	56%	116%	64%	80%	59%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock 80/20 Target Allocation Fund (continued)

	Class R
	Six Months Ended 03/31/22 (unaudited)		Year Ended September 30,
			2021	2020	2019	2018	2017

Net asset value, beginning of period	$16.61		$13.77	$12.47	$12.90	$12.14	$10.83

Net investment income(a)	0.16		0.14	0.15	0.18	0.17	0.18
Net realized and unrealized gain (loss)		(0.02)	2.96	1.40	0.01	0.92	1.27

Net increase from investment operations	0.14		3.10	1.55	0.19	1.09	1.45

Distributions(b)
From net investment income		(0.24)	(0.11)	(0.19)	(0.09)	(0.16)	(0.14)
From net realized gain		(0.71)	(0.15)	(0.06)	(0.53)	(0.17)	—

Total distributions		(0.95)	(0.26)	(0.25)	(0.62)	(0.33)	(0.14)

Net asset value, end of period	$15.80		$16.61	$13.77	$12.47	$12.90	$12.14

Total Return(c)
Based on net asset value	0.61	%(d)	22.69%	12.53%	2.22%	9.15%	13.54	%(e)

Ratios to Average Net Assets(f)
Total expenses	0.80	%(g)	0.80%	0.84%	0.89%	0.90%	0.91%

Total expenses after fees waived and/or reimbursed	0.60	%(g)	0.60%	0.64%	0.68%	0.66%	0.61%

Net investment income	1.90	%(g)	0.87%	1.17%	1.51%	1.39%	1.57%

Supplemental Data
Net assets, end of period (000)	$11,535		$10,224	$7,058	$9,631	$11,832	$12,484

Portfolio turnover rate		26%	56%	116%	64%	80%	59%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.

See notes to financial statements.

50	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The Funds will generally invest in other registered investment companies, including exchange-traded funds (“ETFs”) (each an “Underlying Fund” and collectively, the “Underlying Funds”) that are managed by subsidiaries of BlackRock, Inc. (“BlackRock”) and its affiliates and affiliates of the Funds. The Funds may also invest in master portfolios that are managed by subsidiaries of BlackRock (the “Master Portfolios”). The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock 20/80 Target Allocation Fund	20/80 Target Allocation	Diversified
BlackRock 40/60 Target Allocation Fund	40/60 Target Allocation	Diversified
BlackRock 60/40 Target Allocation Fund	60/40 Target Allocation	Diversified
BlackRock 80/20 Target Allocation Fund	80/20 Target Allocation	Diversified

By owning shares of Underlying Funds and investing in the Master Portfolios, each Fund indirectly invests, to varying degrees, in fixed-income and equity securities. The Funds are subject to the same risks as the Underlying Funds and Master Portfolios in which they invest. Equity funds may include funds that invest in, among other things, domestic and international equities, real estate-related securities or instruments and commodity-related securities or instruments. Fixed-income funds may include funds that invest in, among other things, domestic and non-U.S. bonds, U.S. Government securities, mortgage-backed securities, high yield (or junk) bonds, and cash or money market instruments. Multi-asset funds may include funds that invest in any of the securities or instruments in which equity funds or fixed-income funds may invest. In addition, the Underlying Funds and Master Portfolios may invest in derivatives.

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional, Class K and Class R Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. The Funds record daily their proportionate share of the Master Portfolios’ income, expenses and realized and unrealized gains and losses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. In addition to the direct expenses borne by the shareholders of the Funds, the shareholders also bear indirectly a proportionate share of the expenses of the Underlying Funds in which the Funds invest. Capital gain distributions from the Underlying Funds are recorded as realized gains.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

N O T E S T O F I N A N C I A L S T A T E M E N T S	51

Notes to Financial Statements (unaudited) (continued)

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Funds may incur charges on overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

ETFs and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	The Funds record their proportionate investment in the Master Portfolios at fair value, which is based upon their pro rata ownership in the net assets of the Master Portfolios.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

52	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value – affiliated and collateral on securities loaned, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund. The Manager does not receive any management fees from the Funds for its investment advisory services.

Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

Share Class	Service Fees	Distribution Fees
Investor A	0.25%	N/A
Investor C	0.25	0.75%
Class R	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended March 31, 2022, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Fund Name	Investor A	Investor C	Class R	Total
20/80 Target Allocation	$339,837	$400,465	$18,948	$759,250
40/60 Target Allocation	397,247	468,177	28,992	894,416
60/40 Target Allocation	886,287	485,999	41,941	1,414,227
80/20 Target Allocation	374,711	374,551	27,400	776,662

Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees
First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

N O T E S T O F I N A N C I A L S T A T E M E N T S	53

Notes to Financial Statements (unaudited) (continued)

For the six months ended March 31, 2022, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$17,294	$27,183	$8,012	$8,559	$758	$61,806
40/60 Target Allocation	23,149	31,780	9,369	7,865	1,159	73,322
60/40 Target Allocation	30,267	70,921	9,727	24,743	1,678	137,336
80/20 Target Allocation	24,582	29,975	7,495	25,234	1,096	88,382

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended March 31, 2022, the Funds did not pay any amounts to affiliates in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended March 31, 2022, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$ 146	$ 1,174	$545	$ 51	$ 35	$ 1,951
40/60 Target Allocation	164	1,549	748	79	53	2,593
60/40 Target Allocation	937	9,108	1,405	56	41	11,547
80/20 Target Allocation	199	2,572	951	76	39	3,837

For the six months ended March 31, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$ 97,543	$ 125,290	$ 27,981	$ 637	$ 5,186	$ 256,637
40/60 Target Allocation	166,404	150,295	34,436	1,154	9,969	362,258
60/40 Target Allocation	235,647	318,711	40,469	910	16,279	612,016
80/20 Target Allocation	230,581	181,498	38,621	910	10,891	462,501

Other Fees: For the six months ended March 31, 2022, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Fund Name	Amounts
20/80 Target Allocation	$27,132
40/60 Target Allocation	23,689
60/40 Target Allocation	32,564
80/20 Target Allocation	31,313

For the six months ended March 31, 2022, affiliates received CDSCs as follows:

Share Class	20/80 Target Allocation	40/60 Target Allocation	60/40 Target Allocation	80/20 Target Allocation
Investor A	$4,511	$ 998	$2,764	$ 636
Investor C	6,622	8,036	3,634	6,022

Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager has contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Fund Name	Institutional	Investor A	Investor C	Class K	Class R
20/80 Target Allocation	0.09%	0.43%	1.18%	0.07%	0.74%
40/60 Target Allocation	0.09	0.43	1.18	0.07	0.59
60/40 Target Allocation	0.09	0.43	1.18	0.07	0.62
80/20 Target Allocation	0.09	0.43	1.18	0.07	0.59

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a

54	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Fund. The contractual expense limitations exclude expenses allocated from the Underlying Funds and Master Portfolios in which the Funds invest. For the six months ended March 31, 2022, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:

Fund Name	Amounts Waived
20/80 Target Allocation	$ 66,782
40/60 Target Allocation	51,425
60/40 Target Allocation	4,161
80/20 Target Allocation	26,133

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. For the six months ended March 31, 2022, class specific expense waivers and/or reimbursements are as follows:

	Administration Fees Waived

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$ 17,294	$ 6,470	$ —	$ 8,559	$ 4	$ 32,327
40/60 Target Allocation	23,149	10,484	—	7,849	1,159	42,641
60/40 Target Allocation	30,267	413	4	16,944	1,678	49,306
80/20 Target Allocation	24,582	25,549	4,430	24,845	1,096	80,502

	Transfer Agent Fees Waived and/or Reimbursed

Fund Name	Institutional	Investor A	Investor C	Class K	Class R	Total
20/80 Target Allocation	$ 80,252	$ —	$ —	$ 637	$ 3	$ 80,892
40/60 Target Allocation	143,199	—	—	1,150	8,811	153,160
60/40 Target Allocation	195,400	—	—	151	11,499	207,050
80/20 Target Allocation	205,559	20,329	62	777	9,769	236,496

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended March 31, 2022, each Fund paid BIM the following amounts for securities lending agent services:

Fund Name	Amounts
20/80 Target Allocation	$ 797
40/60 Target Allocation	3,312
60/40 Target Allocation	771
80/20 Target Allocation	17

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Funds may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Notes to Financial Statements (unaudited) (continued)

lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended March 31, 2022, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended March 31, 2022, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Fund Name	Purchases	Sales	Net Realized Gain
40/60 Target Allocation	$ —	$ 2,838,881	$ 1,002,427
80/20 Target Allocation	6,057,869	—	—

6.	PURCHASES AND SALES

For the six months ended March 31, 2022, purchases and sales of investments in the Underlying Funds and Master Portfolios, excluding short-term investments, were as follows:

Fund Name	Purchases	Sales
20/80 Target Allocation	$225,671,415	$184,989,478
40/60 Target Allocation	250,512,784	208,905,506
60/40 Target Allocation	415,922,211	329,191,787
80/20 Target Allocation	414,662,466	229,458,129

7.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

	20/80 Target Allocation	40/60 Target Allocation	60/40 Target Allocation	80/20 Target Allocation
Tax cost	$607,360,610	$677,858,991	$1,193,075,779	$789,330,319

Gross unrealized appreciation	$24,419,950	$73,640,077	$200,438,578	$154,515,843
Gross unrealized depreciation	(26,232,960)	(24,765,679)	(24,609,305)	(7,953,917)

Net unrealized appreciation (depreciation)	$(1,813,010)	$48,874,398	$175,829,273	$146,561,926

8.	BANK BORROWINGS

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month London Interbank Offered Rate (“LIBOR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended March 31, 2022, the Funds did not borrow under the credit agreement.

56	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

9.	PRINCIPAL RISKS

In the normal course of business, through their investments in the Underlying Funds and Master Portfolios, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the LIBOR. Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 03/31/22		Year Ended 09/30/21
Fund Name/Share Class	Shares	Amounts	Shares	Amounts

20/80 Target Allocation
Institutional
Shares sold	3,144,727	$39,139,513	8,774,859	$111,429,686
Shares issued in reinvestment of distributions	668,278	8,333,427	415,437	5,192,959
Shares redeemed	(3,092,450)	(37,927,916)	(4,075,245)	(51,801,741)

	720,555	$9,545,024	5,115,051	$64,820,904

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 03/31/22		Year Ended 09/30/21
Fund Name/Share Class	Shares	Amounts	Shares	Amounts

20/80 Target Allocation (continued)
Investor A
Shares sold and automatic conversion of shares	4,048,213	$49,759,940	10,073,827	$126,143,963
Shares issued in reinvestment of distributions	995,061	12,229,299	695,939	8,587,892
Shares redeemed	(3,496,408)	(42,391,349)	(5,149,077)	(64,509,614)

	1,546,866	$19,597,890	5,620,689	$70,222,241

Investor C
Shares sold	845,724	$10,289,933	2,170,537	$26,882,907
Shares issued in reinvestment of distributions	251,719	3,070,969	236,358	2,895,389
Shares redeemed and automatic conversion of shares	(1,179,926)	(14,194,006)	(2,640,298)	(32,723,425)

	(82,483)	$(833,104)	(233,403)	$(2,945,129)

Class K
Shares sold	2,885,913	$36,757,972	2,516,023	$32,099,228
Shares issued in reinvestment of distributions	359,172	4,478,871	187,889	2,350,496
Shares redeemed	(884,935)	(11,009,780)	(828,210)	(10,518,966)

	2,360,150	$30,227,063	1,875,702	$23,930,758

Class R
Shares sold	104,181	$1,268,045	132,288	$1,652,793
Shares issued in reinvestment of distributions	26,795	328,514	24,900	306,762
Shares redeemed	(97,281)	(1,184,996)	(263,610)	(3,255,641)

	33,695	$411,563	(106,422)	$(1,296,086)

	4,578,783	$58,948,436	12,271,617	$154,732,688

40/60 Target Allocation
Institutional
Shares sold	3,713,833	$50,584,761	8,749,899	$119,396,424
Shares issued in reinvestment of distributions	1,051,431	14,173,284	588,782	7,813,142
Shares redeemed	(4,224,453)	(57,190,009)	(4,374,438)	(59,450,899)

	540,811	$7,568,036	4,964,243	$67,758,667

Investor A
Shares sold and automatic conversion of shares	3,358,818	$45,495,826	8,206,157	$110,872,276
Shares issued in reinvestment of distributions	1,366,543	18,229,692	748,295	9,840,074
Shares redeemed	(2,362,182)	(31,551,209)	(4,132,639)	(55,824,180)

	2,363,179	$32,174,309	4,821,813	$64,888,170

Investor C
Shares sold	725,812	$9,623,072	2,428,363	$32,287,944
Shares issued in reinvestment of distributions	376,479	4,973,294	245,541	3,196,943
Shares redeemed and automatic conversion of shares	(1,139,225)	(14,964,850)	(2,325,715)	(31,090,055)

	(36,934)	$(368,484)	348,189	$4,394,832

Class K
Shares sold	2,911,277	$40,144,127	3,158,326	$43,088,103
Shares issued in reinvestment of distributions	389,352	5,252,362	110,867	1,471,202
Shares redeemed	(633,175)	(8,496,796)	(783,983)	(10,648,465)

	2,667,454	$36,899,693	2,485,210	$33,910,840

58	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 03/31/22		Year Ended 09/30/21
Fund Name/Share Class	Shares	Amounts	Shares	Amounts

40/60 Target Allocation (continued)
Class R
Shares sold	166,599	$2,267,012	256,010	$3,452,779
Shares issued in reinvestment of distributions	52,106	694,567	30,661	402,884
Shares redeemed	(84,701)	(1,129,808)	(309,538)	(4,162,490)

	134,004	$1,831,771	(22,867)	$(306,827)

	5,668,514	$78,105,325	12,596,588	$170,645,682

60/40 Target Allocation
Institutional
Shares sold	3,771,264	$59,608,787	5,934,692	$94,066,539
Shares issued in reinvestment of distributions	1,379,722	21,937,593	607,245	9,333,348
Shares redeemed	(3,441,448)	(54,296,061)	(3,396,667)	(53,793,902)

	1,709,538	$27,250,319	3,145,270	$49,605,985

Investor A
Shares sold and automatic conversion of shares	2,789,718	$44,278,858	7,594,207	$118,912,767
Shares issued in reinvestment of distributions	3,164,721	49,369,653	1,453,982	21,940,586
Shares redeemed	(2,854,572)	(44,682,489)	(6,200,496)	(96,581,901)

	3,099,867	$48,966,022	2,847,693	$44,271,452

Investor C
Shares sold	506,467	$7,798,263	1,751,795	$26,915,470
Shares issued in reinvestment of distributions	429,461	6,549,280	171,929	2,542,831
Shares redeemed and automatic conversion of shares	(1,220,321)	(18,231,167)	(1,750,428)	(26,732,258)

	(284,393)	$(3,883,624)	173,296	$2,726,043

Class K
Shares sold	6,829,559	$111,047,789	10,225,789	$162,581,863
Shares issued in reinvestment of distributions	1,216,352	19,339,998	254,019	3,901,727
Shares redeemed	(1,984,446)	(31,212,516)	(1,342,688)	(21,533,063)

	6,061,465	$99,175,271	9,137,120	$144,950,527

Class R
Shares sold	110,028	$1,690,890	284,137	$4,527,204
Shares issued in reinvestment of distributions	72,742	1,133,325	32,000	482,564
Shares redeemed	(76,122)	(1,222,970)	(216,970)	(3,370,838)

	106,648	$1,601,245	99,167	$1,638,930

	10,693,125	$173,109,233	15,402,546	$243,192,937

80/20 Target Allocation
Institutional
Shares sold	3,016,423	$49,828,937	4,569,472	$75,592,666
Shares issued in reinvestment of distributions	857,189	14,589,361	250,347	3,930,452
Shares redeemed	(2,557,876)	(42,423,889)	(2,628,304)	(43,006,876)

	1,315,736	$21,994,409	2,191,515	$36,516,242

Investor A
Shares sold and automatic conversion of shares	2,476,076	$41,291,671	4,376,545	$70,392,291
Shares issued in reinvestment of distributions	1,025,501	17,064,339	273,338	4,203,938
Shares redeemed	(1,456,960)	(23,992,454)	(2,360,766)	(37,878,544)

	2,044,617	$34,363,556	2,289,117	$36,717,685

N O T E S T O F I N A N C I A L S T A T E M E N T S	59

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 03/31/22		Year Ended 09/30/21
Fund Name/Share Class	Shares	Amounts	Shares	Amounts

80/20 Target Allocation (continued)
Investor C
Shares sold	625,828	$9,996,720	1,661,804	$25,973,633
Shares issued in reinvestment of distributions	253,903	4,077,682	44,845	667,746
Shares redeemed and automatic conversion of shares	(931,813)	(14,483,139)	(880,407)	(13,624,875)

	(52,082)	$(408,737)	826,242	$13,016,504

Class K
Shares sold	11,018,119	$191,193,162	6,531,491	$104,526,932
Shares issued in reinvestment of distributions	1,054,642	17,950,003	131,786	2,069,040
Shares redeemed	(2,263,889)	(38,163,961)	(1,138,746)	(18,942,100)

	9,808,872	$170,979,204	5,524,531	$87,653,872

Class R
Shares sold	125,947	$2,047,563	301,443	$4,866,982
Shares issued in reinvestment of distributions	36,660	606,742	9,508	145,573
Shares redeemed	(48,102)	(764,360)	(207,956)	(3,316,805)

	114,505	$1,889,945	102,995	$1,695,750

	13,231,648	$228,818,377	10,934,400	$175,600,053

As of March 31, 2022, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds, were as follows:

Share Class	20/80 Target Allocation	40/60 Target Allocation
Class K	18,349	18,727

11.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following item was noted:

Effective April 14, 2022, the 364-day credit agreement to which the Trust, on behalf of the Funds, and the Participating Funds are party was amended to (i) increase the aggregate commitment amount to $2.50 billion, (ii) update the interest terms at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum and (iii) extend the termination date to April 2023.

60	2 0 2 2 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement Regarding Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds II (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock 20/80 Target Allocation Fund, BlackRock 40/60 Target Allocation Fund, BlackRock 60/40 Target Allocation Fund and BlackRock 80/20 Target Allocation Fund (the “Funds”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on November 9-10, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for each Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes (such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered the terms of the credit facility committed to each Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.

There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	61

Additional Information

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

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BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

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Additional Information (continued)

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers

Investment Adviser and Administrator	Independent Registered Public Accounting Firm
BlackRock Advisors, LLC	Deloitte & Touche LLP
Wilmington, DE 19809	Boston, MA 02116

Accounting Agent and Transfer Agent	Distributor
BNY Mellon Investment Servicing (US) Inc.	BlackRock Investments, LLC
Wilmington, DE 19809	New York, NY 10022

Custodian	Legal Counsel
The Bank of New York Mellon	Sidley Austin LLP
New York, NY 10286	New York, NY 10019

Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

A D D I T I O N A L I N F O R M A T I O N	63

Glossary of Terms Used in this Report

Portfolio Abbreviation

ETF	Exchange-Traded Fund

S&P	Standard & Poor’s

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Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

TARGET-3/22-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Section 302 Certifications are attached

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: May 20, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: May 20, 2022

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: May 20, 2022